                                 JPMORGAN FUNDS

                         SUPPLEMENT DATED JUNE 22, 2001
                   TO THE PROSPECTUSES FOR MUTUAL FUND GROUP,
                  MUTUAL FUND TRUST, MUTUAL FUND SELECT GROUP,
            MUTUAL FUND SELECT TRUST, MUTUAL FUND INVESTMENT TRUST,
       MUTUAL FUND VARIABLE ANNUITY TRUST AND GROWTH AND INCOME PORTFOLIO
                 (EACH A "TRUST" AND COLLECTIVELY THE "TRUSTS")
                  AND ALL OF THEIR RESPECTIVE SERIES OR FUNDS
                  (EACH A "FUND" AND COLLECTIVELY THE "FUNDS")

    J.P. Morgan Chase & Co. ("JPMC"), the company formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. A special meeting of eligible shareholders will be held on July 3, 2001 to consider several proposals in connection therewith, more specifically: (i) shareholders of Funds that will be merging into other Funds will vote on agreements and plans of reorganization ("Reorganization Plans") whereby each surviving Fund will acquire all of the assets and assume all of the liabilities of each merging Fund in exchange for shares of the surviving Fund (the "Reorganizations"); (ii) shareholders of all Funds will vote to elect eight Trustees to serve as members of the Board of Trustees of each Trust;
(iii) shareholders of all Funds will vote to adopt a new fundamental investment restriction regarding loans; and (iv) shareholders of certain Funds will vote to reclassify each Fund's investment objective from fundamental to non-fundamental (a non-fundamental investment objective may be changed at any time by the Trustees without approval by a Fund's shareholders). Only shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the special meeting of shareholders or any adjournment(s) thereof.

REORGANIZATIONS

    Each Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority of outstanding voting shares (as defined in the Investment Company Act of 1940) of the applicable merging Fund. If approved by shareholders, the Reorganizations will take place on or about September 1, 2001, or another date agreed to by the parties to the Reorganization Plans.

    Under the proposed Reorganizations, shareholders of each merging Fund listed in the table below (the "Current Fund") will receive the number of shares of the surviving Fund listed across from it (the "Successor Fund") with an aggregate dollar value equal on the date of the exchange to the aggregate net asset value of such shareholder's Current Fund shares.

                   CURRENT FUND                                       SUCCESSOR FUND
                   ------------                                       --------------
JPMorgan Bond Fund II: A Shares (a series of        JPMorgan Bond Fund: A Shares (a series of J.P.
Mutual Fund Select Group)                           Morgan Institutional Funds)
JPMorgan Bond Fund II: B Shares (a series of        JPMorgan Bond Fund: B Shares (a series of J.P.
Mutual Fund Select Group)                           Morgan Institutional Funds)
JPMorgan Bond Fund II: Institutional Shares (a      JPMorgan Bond Fund: Select Shares (a series of
series of Mutual Fund Select Group)                 J.P. Morgan Institutional Funds)
JPMorgan Intermediate Bond Fund: A Shares (a        JPMorgan Bond Fund: A Shares (a series of J.P.
series of Mutual Fund Select Group)                 Morgan Institutional Funds)
JPMorgan Intermediate Bond Fund: Institutional      JPMorgan Bond Fund: Select Shares (a series of
Shares (a series of Mutual Fund Select Group)       J.P. Morgan Institutional Funds)
JPMorgan Fleming International Equity Fund: A       JPMorgan Fleming International Opportunities Fund:
Shares (a series of Mutual Fund Group)              A Shares (a series of J.P. Morgan Institutional
                                                    Funds)
JPMorgan Fleming International Equity Fund: B       JPMorgan Fleming International Opportunities Fund:
Shares (a series of Mutual Fund Group)              B Shares (a series of J.P. Morgan Institutional
                                                    Funds)
JPMorgan California Intermediate Tax Free Fund: A   JPMorgan California Bond Fund: A Shares (a series
Shares (a series of the Mutual Fund Trust)          of J.P. Morgan Series Trust)
JPMorgan Large Cap Equity Fund: A Shares (a series  JPMorgan U.S. Equity Fund: A Shares (a series of
of Mutual Fund Group)                               J.P. Morgan Institutional Funds)

                   CURRENT FUND                                       SUCCESSOR FUND
                   ------------                                       --------------
JPMorgan Large Cap Equity Fund: B Shares (a series  JPMorgan U.S. Equity Fund: B Shares (a series of
of Mutual Fund Group)                               J.P. Morgan Institutional Funds)
JPMorgan Large Cap Equity Fund: C Shares (a series  JPMorgan U.S. Equity Fund: C Shares (a series of
of Mutual Fund Group)                               J.P. Morgan Institutional Funds)
JPMorgan Large Cap Equity Fund: Institutional       JPMorgan U.S. Equity Fund: Select Shares (a series
Shares (a series of Mutual Fund Group)              of J.P. Morgan Institutional Funds)

BOARD OF TRUSTEES

    The nominees to be considered for election to the Board of Trustees of each Trust are the current Chairman of the Trusts, four current trustees of the Trusts, the chairman of certain other JPMorgan Funds and two members of the Advisory Board of certain other JPMorgan Funds.

FUNDAMENTAL RESTRICTION REGARDING LOANS

    Shareholders of each Fund will consider a proposal to adopt the following new fundamental investment restriction regarding loans:

    The Fund may make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

INVESTMENT OBJECTIVE

    Shareholders of the following Funds will vote to reclassify each Fund's investment objective from fundamental to non-fundamental:

JPMorgan Fleming European Fund
JPMorgan Fleming Japan Fund
JPMorgan Short-Term Bond Fund II
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Treasury Income Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Tax Free Money Market Fund
JPMorgan Federal Money Market Fund II
JPMorgan New York Tax Free Money Market Fund
JPMorgan Prime Money Market Fund II
JPMorgan Tax Free Money Market Fund
JPMorgan Treasury Plus Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan Asset Allocation Variable Annuity Portfolio
JPMorgan Capital Growth Variable Annuity Portfolio
JPMorgan Growth and Income Variable Annuity Portfolio
JPMorgan International Equity Variable Annuity Portfolio
JPMorgan Money Market Variable Annuity Portfolio
JPMorgan U.S. Government Income Variable Annuity Portfolio